PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
PRINCIPAL ACCOUNTING POLICIES
Summary of financial information of Group's VIEs

	As of December 31,
	2015	2016
	RMB	RMB
Total assets	8,468	195,289
Total liabilities	270	9,952

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Total revenues	2,913	592	—
Net income (loss)	2,344	(1,167)	(2,300)

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	132	(568)	1,257
Net cash used in investing activities	—	—	(126,716)
Net cash provided by financing activities	—	—	126,745

Net increase (decrease) in cash	132	(568)	1,286
Cash, beginning of year	6,677	6,809	6,241

Cash, end of year	6,809	6,241	7,527

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

Schedule of assumptions used to estimate the fair value of stock options

	2014	2015	2016
Risk-free interest rate	1.15%-1.28%	1.14%-1.49%	1.00%-1.70%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	47%	38%-42%	33%-34%
Weighted average fair value per common share on date of option grant	US$30.80	US$31.40	US$34.27